Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	8,254,910	8,254,910	7,541,000
Amount of common shares	$ 43,353,370	$ 43,353,370	$ 601,693
Class A Common Stock [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	8,119,690	8,119,690	7,491,000
Amount of common shares	$ 43,223,609	$ 43,223,609	$ 582,338
Class B Common Stock [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	135,220	135,220	50,000
Amount of common shares	$ 129,761	$ 129,761	$ 19,355